Finance income and costs (Details) - EUR (€) € in Millions			12 Months Ended			84 Months Ended
	May 07, 2024	Feb. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 10, 2032
Analysis of income and expense [abstract]
Interest income			€ 6.2	€ 10.0	€ 5.8
Reversal of impairment loss recognised in profit or loss, loans and advances			0.0	5.7	0.3
Net gain on refinancing	€ 10.3	€ 4.1	0.0	14.4	16.7
Net foreign exchange gains on translation of financial assets and liabilities			10.0	0.0	0.0
Finance income			16.2	30.1	22.8
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (b)			(108.7)	(125.6)	(123.8)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity (c)			(0.3)	19.1	32.7
Net pension interest costs			(5.3)	(4.7)	(4.6)
Other finance cost			0.0	0.0	(3.5)
Amortization of debt discounts and borrowing costs			(6.1)	(7.0)	(6.4)
Net foreign exchange losses on translation of financial assets and liabilities			0.0	(20.6)	(3.0)
Net fair value losses on derivatives held at fair value through profit or loss			0.0	(0.4)	(1.0)
Financing costs incurred in amendment of terms of debt			75.9	0.0	0.0
Finance costs			(196.3)	(139.2)	(109.6)
Net finance costs			(180.1)	(109.1)	(86.8)
Deferred transaction costs written off						€ 25.1
Non-cash loss recognized in relation to cross currency interest rate swaps			0.7	7.8	23.5
Disclosure of attribution of expenses by nature to their function [line items]
Gains (Losses) on Restructuring of previous debt			48.9
Deferred gain on cross currency interest rate swap [Abstract]			1.3
refinancing expense [Abstract]			20.1
Deferred transaction costs written off						€ 25.1
Financing costs incurred in amendment of terms of debt			(75.9)	0.0	0.0
Non-cash loss recognized in relation to cross currency interest rate swaps			€ 0.7	€ 7.8	€ 23.5